PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2013
Cost
Buildings	$2,693,256	$2,693,753
Furniture, fixtures and equipment	607,423	449,732
Leasehold improvements	588,454	265,808
Plant and gaming machinery	197,740	162,763
Transportation	84,441	64,687
Construction in progress	1,935,391	868,828

Sub-total	6,106,705	4,505,571
Less: accumulated depreciation and amortization	(1,410,314)	(1,196,725)

Property and equipment, net	$4,696,391	$3,308,846

As of December 31, 2014 and 2013, construction in progress in relation to City of Dreams, Studio City and City of Dreams Manila included interest capitalized in accordance with applicable accounting standards and other direct incidental costs capitalized (representing insurance, salaries and wages and certain other professional charges incurred) which, in the aggregate, amounted to $219,141 and $102,246, respectively.

During the years ended December 31, 2014, 2013 and 2012, additions to property and equipment amounted to $1,637,305, $912,355 and $283,998, respectively and disposals of property and equipment at carrying amount were $5,667, $2,822 and $1,310, respectively.

The cost and accumulated depreciation and amortization of property and equipment held under capital lease arrangements was $265,781 and $711, respectively, as of December 31, 2014. The cost and accumulated depreciation and amortization of property and equipment held under capital lease arrangements was $266,540 and $115, respectively, as of December 31, 2013. Further information of the lease arrangement is included in Note 13.